Financial Instruments Risk Management - Schedule of Age of Impaired Trade Receivables (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Allowance account for credit losses of financial assets	$ 14,600	$ 16,800
Financial Assets Impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Age of impaired trade receivables	14,572	16,828
Financial Assets Impaired | Past Due Less Than 181 Days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Age of impaired trade receivables	48	308
Financial Assets Impaired | Past Due More Than 181 Days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Age of impaired trade receivables	$ 14,524	$ 16,520